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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                               -------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          111 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOSEPH A. BUCCI
         -----------------------------------------------------------
Title:   CONTROLLER
         -----------------------------------------------------------
Phone:   518-234-4393
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ JOSEPH A. BUCCI             COBLESKILL, NY      OCTOBER 29, 2001
    ----------------------------    -------------------- -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:                0
                                          --------------------------
 Form 13F Information Table Entry Total:          57
                                          --------------------------
 Form 13F Information Table Value Total:      $--------(thousands)
                                          --------------------------

 List of Other Included Managers:

     NONE





                            NAME OF REPORTING MANAGER

                        FENIMORE ASSET MANAGEMENT, INC.
                                     09/30/2001
                         -------------------------------


                                                 FORM 13F INFORMATION TABLE




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABM Industries Inc.            COM              000957100     2622   101600 SH       SOLE                   101600
ADC Telecommunicatn            COM              000886101     5255  1505750 SH       SOLE                  1505750
Allied Capital Corp.           COM              01903Q108    24743  1087587 SH       SOLE                  1087587
American Express Co.           COM              025816109     3947   135818 SH       SOLE                   135818
American Power Conversion      COM              029066107    10457   895270 SH       SOLE                   895270
Banknorth Group, Inc.          COM              06646R107    21060   943543 SH       SOLE                   943543
Berkshire Hathaway A           COM              084670108    24430      349 SH       SOLE                      349
Berkshire Hathaway B           COM              084670207     5455     2341 SH       SOLE                     2341
Bristol Myers Squibb           COM              110122108      215     3866 SH       SOLE                     3866
Brown & Brown Inc.             COM              115236101    33415   641360 SH       SOLE                   641360
C Cor.Net Corp                 COM              125010108     5548   809925 SH       SOLE                   809925
CSS Industries Inc             COM              125906107     9913   391806 SH       SOLE                   391806
Citigroup Inc.                 COM              172967101     4635   114441 SH       SOLE                   114441
Cognex Corporation             COM              192422103     2602   132625 SH       SOLE                   132625
Conmed Corp                    COM              207410101    17527   990208 SH       SOLE                   990208
Cotton Sts Life Ins Co         COM              221774102      110    12187 SH       SOLE                    12187
Ethan Allen Interiors          COM              297602104     8906   323850 SH       SOLE                   323850
Franklin Resources             COM              354613101    11294   325769 SH       SOLE                   325769
General Elec Co                COM              369604103      779    20928 SH       SOLE                    20928
H&R Block Inc.                 COM              093671105    34238   887920 SH       SOLE                   887920
Hickory Tech Corp              COM              429060106     2153   132100 SH       SOLE                   132100
Idex Corporation               COM              45167R104    21922   792824 SH       SOLE                   792824
International Speedway         COM              460335201    11472   329365 SH       SOLE                   329365
Kaydon Corp                    COM              486587108    30764  1469828 SH       SOLE                  1469828
Labor Ready Inc  New           COM              505401208      863   270650 SH       SOLE                   270650
Landauer Inc                   COM              51476K103     4464   131475 SH       SOLE                   131475
Littlefuse Inc.                COM              537008104     5298   239390 SH       SOLE                   239390
M & T Bank Corp                COM              55261F104    16400   221625 SH       SOLE                   221625
Markel Corp                    COM              570535104     8420    43177 SH       SOLE                    43177
Martin Marietta Matls          COM              573284106    11220   286888 SH       SOLE                   286888
McGrath Rentcorp               COM              580589109     4584   213103 SH       SOLE                   213103
Meredith Corp                  COM              589433101    11883   369850 SH       SOLE                   369850
Mocon Inc Com                  COM              607494101     3149   434299 SH       SOLE                   434299
New England Bus Svc            COM              643872104    21006  1210744 SH       SOLE                  1210744
New Plan Excel Realty          COM              648053106     1259    73623 SH       SOLE                    73623
North Fork Bancorp Ny          COM              659424105    10217   343550 SH       SOLE                   343550
Oneida Ltd Com                 COM              682505102      177    12337 SH       SOLE                    12337
Protective Life Corp.          COM              743674103    22285   768439 SH       SOLE                   768439
Regal Beloit Corp.             COM              758750103    11565   633674 SH       SOLE                   633674
Renal Care Group Inc.          COM              759930100     1825    59300 SH       SOLE                    59300
Reynolds & Reynolds            COM              761695105    29716  1275365 SH       SOLE                  1275365
Ross Stores Inc.               COM              778296103    15043   514275 SH       SOLE                   514275
SCP Pool Corporation           COM              784028102     1140    53400 SH       SOLE                    53400
Servicemaster Co.              COM              81760N109    32204  2903848 SH       SOLE                  2903848
Six Flags, Inc.                COM              83001P109     2568   210000 SH       SOLE                   210000
SouthTrust Corporation         COM              844730101    13673   536825 SH       SOLE                   536825
Tennant Co.                    COM              880345103    11044   315550 SH       SOLE                   315550
Tricon Global Restaurants      COM              895953107     8496   216625 SH       SOLE                   216625
Trustco Bank Corp              COM              898349105    22769  1657138 SH       SOLE                  1657138
US Bancorp                     COM              902973304     5619   253357 SH       SOLE                   253357
Vulcan Materials               COM              929160109     9429   218270 SH       SOLE                   218270
Waddell & Reed Finl            COM              930059100     7152   275090 SH       SOLE                   275090
Watson Pharmaceuticals         COM              942683103    20716   378642 SH       SOLE                   378642
White Mtns Insurance           COM              G9618E107    62414   187428 SH       SOLE                   187428
Whole Foods Mkt Inc.           COM              966837106     7009   223150 SH       SOLE                   223150
Zebra Technologies A           COM              989207105    18161   484805 SH       SOLE                   484805
Cedar Fair L.P.                LP               150185106     4046   206950 SH       SOLE                   206950